Accrued liabilities - Accrued liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Voyage and vessel	$ 30,112	$ 7,643
Corporate accruals	19,255	366
Interest	4,742	3,980
Payroll and benefits to related parties	7,920	6,294
Total	$ 62,029	$ 18,283